INTANGIBLE AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	$ 1,051	$ 596
Deferred income tax assets (Note 16)	322	316
Employee post-retirement benefits (Note 23)	192	193
Fair value of derivative contracts (Note 24)	61	73
Other	295	306
Intangible and other assets	$ 1,921	$ 1,484